Entity Wide Information and Disagregated Revenues (Details) - Schedule of Summary of Revenues by Geographic Areas - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Summary of Revenues by Geographic Areas [Line Items]
Revenues	$ 845	$ 1,348	$ 4,589	$ 6,297	$ 8,831	$ 8,545
North America [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Summary of Revenues by Geographic Areas [Line Items]
Revenues					4,348	4,637
Europe, the Middle East and Africa [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Summary of Revenues by Geographic Areas [Line Items]
Revenues	371	655	2,274	2,648	3,999	3,373
Asia Pacific [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Summary of Revenues by Geographic Areas [Line Items]
Revenues	20	72	452	374	484	520
Latin America [Member]
Entity Wide Information and Disagregated Revenues (Details) - Schedule of Summary of Revenues by Geographic Areas [Line Items]
Revenues	$ 454	$ 621	$ 1,863	$ 3,275		$ 15